Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	PKF Littlejohn LLP
Auditor Firm ID	2814
Auditor Location	London, United Kingdom
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Oriental Rise Holdings Limited (a Cayman Islands exempted company with limited liability) and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations, comprehensive income, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.